Note 3 - Investment Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$27,289	$135	(1,661)	$25,763
Obligations of states and political subdivisions:
Taxable	3,787	46	(38)	3,795
Tax-exempt	86,524	1,562	(3,267)	84,819
Mortgage-backed securities in government-sponsored entities	38,816	535	(1,028)	38,323
Private-label mortgage-backed securities	3,366	327	-	3,693
Total debt securities	159,782	2,605	(5,994)	156,393
Equity securities in financial institutions	750	-	-	750
Total	$160,532	$2,605	$(5,994)	$157,143
	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$24,485	$566	(91)	$24,960
Obligations of states and political subdivisions:
Taxable	6,888	738	-	7,626
Tax-exempt	80,391	4,683	(104)	84,970
Mortgage-backed securities in government-sponsored entities	69,238	1,929	(65)	71,102
Private-label mortgage-backed securities	4,553	511	-	5,064
Total debt securities	185,555	8,427	(260)	193,722
Equity securities in financial institutions	750	-	-	750
Total	$186,305	$8,427	$(260)	$194,472

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$1,530	$1,552
Due after one year through five years	4,640	4,858
Due after five years through ten years	22,433	22,257
Due after ten years	131,179	127,726

Total	$159,782	$156,393

Realized Gain (Loss) on Investments [Table Text Block]
	2013	2012	2011
Proceeds from sales	$25,088	32,985	24,127
Gross realized gains	186	704	830
Gross realized losses	(175)	(94)	(809)
Impairment losses	-	-	(194)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2013
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$13,130	$(929)	$7,166	$(732)	$20,295	$(1,661)
Obligations of states and political subdivisions
Taxable	1,301	(38)	-	-	1,301	(38)
Tax-exempt	26,743	(2,883)	2,678	(383)	29,421	(3,267)
Mortgage-backed securities in government-sponsored entities	18,082	(757)	5,248	(271)	23,330	(1,028)
Total	$59,255	$(4,608)	$15,092	$(1,386)	$74,347	$(5,994)
	December 31, 2012
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$9,938	$(91)	$-	$-	$9,938	$(91)
Obligations of states and political subdivisions	9,240	(104)	-	-	9,240	(104)
Mortgage-backed securities in government-sponsored entities	12,353	(65)	-	-	12,353	(65)
Total	$31,531	$(260)	$-	$-	$31,531	$(260)